Summary of Significant Accounting Policies (Details) ¥ in Thousands, impression in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) impression	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) impression
Financial position of the VIE
Total assets	¥ 72,322,594		¥ 65,475,510		$ 10,186,426
Current liabilities:
Total current liabilities	(30,624,136)		(28,526,120)		(4,313,321)
Total liabilities	(33,762,836)		(31,402,467)		$ (4,755,397)
Results of operation of the VIE
Net revenues	112,856,020	$ 15,895,438	103,152,489	¥ 117,059,678
Total operating expenses	(17,418,317)	(2,453,318)	(16,143,466)	(18,448,714)
Net income	8,201,299	1,155,129	6,311,835	4,692,874
Net cash provided by (used in) operating activities	14,414,513	2,030,242	10,519,692	6,744,644
Net cash (used in) provided by investing activities	(5,160,337)	(726,818)	1,049,153	(2,326,489)
Net cash used in financing activities	(6,146,005)	$ (865,647)	(5,573,391)	(58,788)
Deferred income	¥ 2,378,800		2,235,600
Period of unconditional right of return	7 days	7 days
Amount of unfulfilled performance obligations	¥ 1,495,200		1,538,000
Amount of contract assets balance	343,980		238,230
Net revenues	¥ 112,856,020	$ 15,895,438	103,152,489	117,059,678
Number of impressions used as a basis | impression	1,000				1,000
Contract with customer, refund liability	¥ 494,800		339,800
Government grants	¥ 495,078		¥ 451,664	¥ 503,685
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	5.00%	5.00%
Maximum
Results of operation of the VIE
Lessee Operating Lease Term of Contract	16 years				16 years
Minimum
Results of operation of the VIE
Lessee Operating Lease Term of Contract	12 years				12 years
Minimum | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Results of operation of the VIE
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Minimum | Purchase Benchmark [Member] | Supplier Concentration Risk [Member] | No Supplier [Member]
Results of operation of the VIE
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Service [Member]
Results of operation of the VIE
Net revenues	¥ 4,430,000		¥ 1,090,000	¥ 4,710,000
Net revenues	4,430,000		1,090,000	4,710,000
Lease [Member]
Results of operation of the VIE
Net revenues	2,300,000		4,940,000	1,470,000
Net revenues	2,300,000		4,940,000	1,470,000
Reward Points [Member]
Results of operation of the VIE
Amount of unfulfilled performance obligations	388,800		357,800
Consolidated VIEs and VIEs subsidiaries
Financial position of the VIE
Total assets	7,442,585		5,780,797
Current liabilities:
Total current liabilities	(1,027,549)		(1,596,162)
Total liabilities	(1,062,156)		(1,626,030)
Results of operation of the VIE
Net revenues	372,530		1,101,098	3,001,552
Total operating expenses	(62,931)		(86,115)	(1,369,792)
Net income	235,406		541,290	1,145,331
Net cash provided by (used in) operating activities	(721,336)		(1,892,620)	1,110,253
Net cash (used in) provided by investing activities	(123,591)		569,610	(329,498)
Net cash used in financing activities	0		0	(7,374)
Net revenues	¥ 372,530		¥ 1,101,098	¥ 3,001,552
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)	66.70%				66.70%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)	33.30%				33.30%